Share-based payments (Tables)	12 Months Ended
Mar. 31, 2025
Share-based payments
Schedule of movements in outstanding ordinary share options

	Ordinary share options

	2025 Millions	2024 Millions	2023 Millions
1 April	70	62	61
Granted during the year	13	63	50
Forfeited during the year	(1)	(1)	(2)
Exercised during the year	–	–	(8)
Expired during the year	(17)	(54)	(39)
31 March	65	70	62
Weighted average exercise price:
1 April	£0.66	£0.87	£1.02
Granted during the year	£0.61	£0.58	£0.83
Forfeited during the year	£0.63	£0.81	£1.02
Exercised during the year	£0.58	£1.06	£1.05
Expired during the year	£0.74	£0.82	£1.01
31 March	£0.62	£0.66	£0.87

Summary of options outstanding

	31 March 2025			31 March 2024

	Outstanding shares Millions	Weighted average exercise price	Weighted remaining average contractual life Months	Outstanding shares Millions	Weighted average exercise price	Weighted remaining average contractual life Months
Vodafone Group Sharesave Plan:
£0.58 - £1.57	65	£0.62	23	70	£0.66	31

Schedule of movements in non-vested shares

	2025		2024		2023

	Millions	Weighted average fair value at grant date	Millions	Weighted average fair value at grant date	Millions	Weighted average fair value at grant date
1 April	317	£0.92	261	£1.14	270	£1.07
Granted	187	£0.70	177	£0.72	120	£1.17
Vested	(85)	£1.09	(76)	£1.17	(70)	£1.15
Forfeited	(50)	£0.90	(45)	£0.99	(59)	£0.89
31 March	369	£0.77	317	£0.92	261	£1.14